Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Summary of Other Financial Assets

	2025	2024
	$m	$m
Equity securities	93	97
Restricted funds:
Ring-fenced amounts to satisfy insurance claims:
Cash	–	1
Money market funds	7	10
Accounts pledged as security	27	31
Other	2	1
	36	43
Trade deposits and loans	85	79
	214	219

Analysed as:
Current	3	7
Non-current	211	212
	214	219